LOANS TO THIRD PARTIES (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans to third parties		$ 823,231	$ 306,510
Loan to third party A [Member]
Loans to third parties		648,386
Loan to third party B [Member]
Loans to third parties		174,845
Loan to third party C [Member]
Loans to third parties			$ 306,510